Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-37626

[redacted]

Electronic Mail Only

November 10, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 9, 2015 The Nasdaq Stock Market (the "Exchange") received from Mesoblast Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing 5 Ordinary Shares

Ordinary Shares, no par value[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

[1] Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Stock Market LLC.